Share-Based Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payments
Share-Based Payments

Note 7. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2022, 2021, and 2020 expire on December 31, 2031. As of September 30, 2023 and 2022, the number of warrants as a percentage of outstanding ordinary shares was 9.2% and 10.6%, respectively.

The following schedule specifies the granted warrants:

		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2022	2,743,093	USD 1.50 (1)
Warrants exercised (4)	(351,515)	USD 0.14
Warrants granted	260,000	USD 1.33
Warrants forfeited	(82,381)	USD 2.72
Warrants cancelled	—	—
Warrants granted as at September 30, 2023 (3)	2,569,197	USD 1.47 (2)
Warrants exercisable as at September 30, 2023	1,894,591	USD 1.11 (2)

		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2021	2,732,618	DKK 7.53 (1)
Warrants exercised (4)	(345,548)	USD 0.13
Warrants granted	161,000	USD 2.72
Warrants forfeited	(16,623)	USD 5.37
Warrants cancelled	—	—
Warrants granted as at September 30, 2022	2,531,447	USD 1.32 (2)
Warrants exercisable as at September 30, 2022	1,962,252	USD 0.57

(1)    December 31, 2022 and 2021 USD and DKK end-rates used.

(2)    September 30, 2023 USD-end rate used.

(3)    Number of warrants exclude EIB Warrants referred to in Note 6.

(4)    The weighted average share price at the date of exercise was $1.40 and $2.31 for the nine months ended September 30, 2023 and 2022, respectively.

During the nine months ended September 30, 2023, the Company's Board of Directors granted 100,000 onboarding warrants to a member of executive management and 150,000 warrants to an external consultant. On March 15, 2023, the Company's board of directors granted 10,000 warrants to an employee of the Company. In connection with the grant of the warrants, the Company amended its Articles of Association to provide for the grant thereof. The warrants were issued on the terms and conditions set out in the Company's Articles of Association and vest with 1/36 per month over 36 months beginning January 1 and October 1, 2023 except for the warrants granted to external consultants which vest quarterly with 1/4 in the period until September 2024.

During the nine months ended September 30, 2022, the Company granted 161,000 warrants. All granted warrants will vest 1/36 per month over 36 months.

Employees will be entitled to receive a number of warrants based on the individual employee’s grade and performance for 2023. The warrants will be granted in February 2024 at the share price equal to the fair market value thereof on the date of grant and vests 1/36 per month over 36 months beginning March 1, 2024. For the three and nine months ended September 30, 2023, a service cost of $0.1 million and $0.4 million has been recognized respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted. For the three and nine months ended September 30, 2022, a service cost of $0.2 million and $0.7 million has been recognized respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted.

Subsequent to the Company’s IPO, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. On the other hand, due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the nine months ended September 30, 2023 and 2022, respectively:

	September 30,	September 30,
	2023	2022
Expected term (in years)	5.0 – 7.0	6.5
Risk-free interest rate	4.60 – 4.61%	3.97 – 4.06%
Expected volatility	85%	85%
Share price	$0.60 – 1.78	$1.71 – 3.03

Note 8. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2022, 2021 and 2020 expire on December 31, 2031. For the years ended December 31, 2022, 2021 and 2020, the number of warrants outstanding as a percentage of outstanding ordinary shares was 11.4%, 11.8% and 13.8%, respectively.

During 2022, the Company granted 491,612 warrants, of which 35,000 were granted to its Chief AI and Culture Officer (“CAICO”), 25,000 were granted to its Chief Scientific Officer (“CSO”), 16,667 were granted to its Chief Financial Officer (“CFO”), 25,000 were granted to its Chief Medical Officer (“CMO”), 20,833 were granted to its Chief Operating Officer (“COO”), 3,125 were granted to its Chief Business Officer (“CBO”) and 3,125 were granted to its Chief Executive Officer (“CEO”). All granted warrants will vest over 36 months.

In connection with the appointment of a new Chief Executive Officer (“CEO”) in September 2022, the new Chief Financial Officer (“CFO”) in May 2022 and the new Chief Operating Officer (“COO”) in March 2022 they were all granted warrants, the CEO was granted 50,000 warrants to purchase, the CFO 45,000 warrants to Purchase and the COO 25,000 warrants to purchase of the Company’s ordinary shares with DKK 1 nominal value. The granted warrants have an exercise price equal to the fair market value of the Company’s ordinary shares represented by ADSs on the date of grant thereof and they vest over a period of 36 months.

In the second quarter of 2021, the Company granted 62,147 warrants to its Chief Medical Officer (“CMO”) which vest over 36 months.

In 2019, the Company granted 150,660 warrants to its Chief Financial Officer (“CFO”) which were exercisable upon an exit event. In December 2020, the terms of the warrants issued to the Company’s CFO were amended to no longer comprise exercisability upon an exit event. Consequently, these warrants did not vest upon the IPO in February 2021 and will vest in accordance with the vesting schedule for warrants granted in 2020.

On January 4, 2021, the Company effected its Stock Split which also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. In accordance with the anti-dilution provisions of the warrant agreements, the number of warrants was increased by a ratio of 36 to 1 and the exercise price was decreased from DKK 2 to 1 DKK. Accordingly, information related to the Company’s warrants, have been retroactively adjusted to reflect the stock split and the bonus shares for all periods presented.

The following schedule specifies the granted warrants:

					Weighted
			Weighted		Average
			Average		Remaining
	Number of		Exercise		Contractual
	warrants		Price/Share		Life (years)
Warrants granted as at December 31, 2019	1,932,156		DKK1		17
Warrants granted	363,168		DKK1
Warrants forfeited	(45,216)		DKK1
Warrants cancelled	(22,032)		DKK1
Warrants granted as at December 31, 2020	2,228,076		DKK1		15
Warrants granted during 2021(1)	63,802		DKK1
Warrants granted December 2021	523,599		USD 5.38
Warrants exercised	(62,284)	(2)	DKK1
Warrants forfeited	(10,178)		DKK1
Warrants cancelled	(10,397)		DKK1
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53		13
Warrants granted	491,612		USD 2.24
Warrants exercised	(388,181)	(2)	USD 2.42
Warrants forfeited	(92,956)		USD 1.28
Warrants cancelled	—		—
Warrants granted as at December 31, 2022 (3)	2,743,093		USD 1.50	(4)	11
Warrants exercisable as at December 31, 2020	—
Warrants exercisable as at December 31, 2021	2,072,122
Warrants exercisable as at December 31, 2022 (3)	1,988,106
(1)	Of which 62,147 warrants were legally granted in June 2021 and the remaining 1,655 warrants were legally granted in December 2020.
(2)	The weighted average share price at the date of exercise were USD 2.42 and USD 5.59 for the years ended December 31, 2022 and 2021, respectively.
(3)	Number of warrants exclude EIB Warrants referred to in Note 19.
(4)	December 31, 2022 USD-end rate used.

During 2019 employees, external consultants, executive management and board members became contractually entitled to warrants that was rectified on December 17, 2020:

●	In January 2019, 45,216 warrants were granted to a member of executive management. They vest from December 2020 – December 2022. Fair value at grant date amounted to $0.3 million.
●	In February 2019, 7,956 warrants were granted to an employee. They vest from December 2020 – December 2022. Fair value at grant date amounted to $0.1 million.
●	In September 2019, 54,000 warrants were granted to an employee. The warrants vested immediately. Fair value at grant date amount to $0.5 million.
●	In October 2019, 150,660 warrants were granted to a member of executive management. The warrants vest annually over 3 years. Fair value at grant date amounted to $1.3 million.
●	In December 2020, an aggregate of 126,972 warrants attributable to 2019 entitlements were granted to employees, members of our board of directors and consultants who provide similar services as employees. 63,612 warrants vested immediately and 63,360 warrants vest monthly over three years from January 2020 – December 2022. Fair value at grant date amounted to $1.2 million.
●	In December 2020, an aggregate of 236,196 warrants attributable to 2020 entitlements were granted to employees, members of our board of directors and consultants who provide similar services as employees. Of the warrants granted, 120,888 warrants vested immediately and 115,308 warrants vest monthly over three years from January 2020 – December 2022. Fair value at grant date amounted to $2.3 million.
●	In June 2021, 62,147 were granted to a member of Executive Management. Fair value at grant date amounted to $0.4 million.
●	During 2021, an aggregate of 523,599 warrants attributable to 2021 entitlements were granted to employees, members of our board of directors and executive management. Of the warrants 22,916 were granted to our board of directors vested immediately. The warrants granted to employees and executive management vest over 36 months. Fair value at grant date amounted to $1.5 million.
●	For the year ended December 31, 2019 the Company had 22,032 outstanding warrants to SDU employees and recognized an immaterial amount of expense for these warrants as research and development expenses in the statement of comprehensive loss. In September 2020, the Company terminated its existing agreement with SDU for business reasons. Under the terms of the SDU agreement, the Company did not incur a termination penalty and has no further obligations under this agreement.
●	A member of the executive board terminated his employment contract as of April 30, 2020 and forfeited his right to 45,216 unvested warrants.
●	A member of the executive board terminated his employment contract as of October, 2021 but no granted warrants remained unvested as of that date.
●	During 2022, an aggregate of 491,612 warrants attributable to 2022 entitlements were granted to employees, members of our board of directors and executive management. Of the warrants 2,500 were granted to our employees vested immediately. The warrants granted to employees and executive management vest over 36 months. Fair value at grant date amounted to $0.8 million.
●	During 2022 the former Chief Executive Officer of the Company forfeited his right to 45,327 unvested warrants.

In December 2022 employees received a number of warrants based on the individual employee’s grade and performance in 2022. The warrants were granted at the share price equal to the fair market value thereof on the date of grant and will vest 1/36 per month over 36 months beginning January 1, 2023. For the years ended December 31, 2022, 2021 and 2020, a service cost of $1.0 million, $1.4 million and $3.4 million has been recognized, respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted.

Share-based compensation expenses included in the statements of comprehensive loss:

	Years Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Research and development expenses	$760	$1,051	$1,496
General and administrative expenses	182	328	1,912
Total	$942	$1,379	$3,408

In 2020 an amount of $0.1 million related to warrants issued as compensation for arranging investors to subscribe for shares has been recognized in equity as a share-based compensation expense related to the capital increase.

Determination of Fair Value of Warrants

The warrants issued under the share-based payment arrangement until December 2021 are exercisable for nominal consideration compared to the fair value of the shares resulting in virtually no time value. The Company values these warrants based on the intrinsic value of the shares measured as the difference between the fair value of the Company’s Ordinary shares and the warrant exercise price. Due to the highly specialized nature of services provided by consultants who provide services similar to those provided by employees of the Company, transactions with those consultants are measured at fair value of the equity instruments granted.

Under the share-based payment arrangement, there is no protection against capital increases at a discount and dividend distribution. However, dividends are not likely to be distributed and there is generally no reason to raise new capital at below the current share price. On this basis, the Company has assessed that it is generally appropriate to assume that no such transactions will take place during the holding period. When issuing warrants in 2018, convertible bonds with a potential dilutive effect were outstanding, and fair value was adjusted to reflect this potential dilution.

The stock split and bonus share issuance executed on January 4, 2021 resulted in a dilution of the warrant holders due to the increase of the exercise price compared to the pre stock split and bonus share issue. For warrants granted on December 17, 2020, the fair value was adjusted to reflect this dilution. For other grants, no such adjustment has been made.

The fair values of the warrants are measured with reference to the share price of the underlying share. Up until December 2020, this share value was determined using the value established in different financing transactions with unrelated parties. In each of these transactions, the relative ownership of the Company was changed, and a share value was established using these fund-raising transactions. The fair values of warrants are estimated using a linear interpolation in USD of the share value on grant date based on the value established on capital event dates before and after the grant date.

For warrants granted in December 2020, the Probability-Weighted Expected Return Method (“PWERM”) was applied, based on the weighted value of the share in a stay private scenario and an IPO scenario. 40% weight was put to the stay private scenario applying a share price equal to the share price of USD 8.89 at the November 2020 capital increase and 60% weight was put to the IPO scenario applying the mid-price of the indicative IPO price range of USD 11.00 available on the balance sheet. A 10% lack of marketability discount (DLOM) was applied to the IPO price.

Warrants granted prior to December 2020 are exercisable only upon an exit event or upon the Board of Director’s decisions, which is a post vesting restriction. Since the warrants granted prior to 2020 do not expire until December 31, 2036, Management considers it highly unlikely that the warrants will not become exercisable and no downward adjustment to reflect the risk of the warrant not becoming exercisable is made to the fair value of the warrants.

During 2020, the Company revised the estimated date of an IPO exit event to occur in February 2021. As of December 31, 2019, the estimated IPO exit event was December 2021. As a result of this change in estimate, the Company recognized an acceleration of expense of $0.8 million for the year ended December 31, 2020.

Subsequent to the Company’s IPO, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. On the other hand, due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the year ended December 31, 2022:

Expected term (in years)	6.5
Risk-free interest rate	3.66%
Expected volatility	85%
Share price	$2.10

Amendments to Warrants

As discussed above, the terms of the warrant granted to the company’s CFO were amended to no longer comprise an accelerated vesting upon an exit clause. This is considered a non-beneficial change, and consequently the accelerated vesting upon an exit event clause is deemed to continue to exist.

For warrants to which the employees became entitled in 2019 but were not granted until December 2020, the Company recognized stock-based compensation expenses during the year ended December 31, 2019 and the interim period ended September 30, 2020, based on the terms expected to apply for these awards. Management expected the terms to be similar to the terms applicable to warrants granted up until 2018, including the accelerated vesting upon an exit clause. However, these warrants were granted subjected to a vesting schedule up to three years and did not allow for immediate vesting upon an exit event. Because the warrants were not granted until December 2020, the Company recognized the difference in expenses as a change in accounting estimate and not a modification of existing awards. As a result of this change in the accounting estimate, the share-based payment expense for 2020 was reduced by $0.4 million.

The following schedule specifies the outstanding warrants as at December 31, 2022:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	437,114	1	14
Grant (September 2017)	28.71	617,184	1	14
Grant (December 2017)	28.71	122,040	1	14
Grant (during 2018)	37.05	170,496	1	14
Grant (February 2019)	42.57	7,956	1	14
Grant (September 2019)	56.35	54,000	1	14
Grant (October 2019)	56.97	150,660	1	14
Grant (December 2020)	56.75	193,064	1	8
Grant (April 2021)	45.31	1,655	1	9
Grant (June 2021)	40.86	62,147	1	9
Grant (December 2021)	19.22	435,165	USD 5.38	9
Grant (March 2022)	13.46	35,000	USD 2.96	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	45,000	USD 1.83	9
Grant (September 2022)	10.46	11,000	USD 2.42	9
Grant (December 2022)	10.95	50,000	USD 2.23	9
Grant (December 2022)	10.95	330,612	USD 2.23	9
Granted at December 31, 2022		2,743,093		9
Warrants exercisable at December 31, 2022		1,988,106

The following schedule specifies the outstanding warrants as at December 31, 2021:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	701,356	1	15
Grant (September 2017)	28.71	617,184	1	15
Grant (December 2017)	28.71	122,040	1	15
Grant (during 2018)	37.05	174,564	1	15
Grant (February 2019)	42.57	7,956	1	15
Grant (September 2019)	56.35	54,000	1	15
Grant (October 2019)	56.97	150,660	1	15
Grant (December 2020)	56.75	317,457	1	9
Grant (April 2021)	45.31	1,655	1	10
Grant (June 2021)	40.86	62,147	1	10
Grant (December 2021)	19.22	523,599	USD 5.38	10
Granted at December 31, 2021		2,732,618
Warrants exercisable at December 31, 2021		2,732,618

The following schedule specifies the outstanding warrants as at December 31, 2020:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	16
Grant (April 2017)	24.05	13,896	1	16
Grant (September 2017)	28.71	617,184	1	16
Grant (December 2017)	28.71	127,044	1	16
Grant (during 2018)	37.05	181,836	1	16
Grant (February 2019)	42.57	7,956	1	16
Grant (September 2019)	56.35	54,000	1	16
Grant (October 2019)	56.97	150,660	1	16
Grant (December 2020)	56.75	363,168	1	11
Granted at December 31, 2020		2,228,076	1	15
Warrants exercisable at December 31, 2020		—

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2020, 2021 and 2022 is shown below:

		Warrants held when				Warrants held when				Warrants held when
		becoming or leaving				becoming or leaving				becoming or leaving
	January 1,	as a member			December 31,	as a member			December 31,	as a member				December 31,
	2020	of management	Granted	Forfeited	2020	of management	Granted	Exercised	2021	of management	Granted	Exercised	Forfeited	2022
Thomas William Wylonis (former) (1)	342,612	(369,252)	26,640	—	—	369,252	—	—	369,252	—	—	(184,626)	—	184,626
Steven Projan	24,436	—	18,612	—	42,048	—	4,583	—	46,631	—	5,000	—	—	51,631
Roberto Prego	19,800	—	14,364	—	34,164	—	4,583	—	38,747	—	5,000	—	—	43,747
Jo Ann Suzich (former) (7)	—	—	10,260	—	10,260	—	—	—	10,260	—	—	—	—	10,260
Marianne Søgaard (2)	—	65,952	28,368	—	94,320	—	9,167	—	103,487	—	10,000	—	—	113,487
Helen Boudreau (former) (3)	—	—	5,436	—	5,436	—	—	(5,436)	—	—	—	—	—	—
Kim Bjørnstrup (former) (4)	—	5,868	5,868	—	5,868	—	—	—	5,868	—	—	—	—	5,868
Lars Holtug	—	—	—	—	—	—	4,583	—	4,583	—	5,000	—	—	9,583
Niels Iversen Møller	—	—	—	—	—	—	—	—	—	—	3,750	—	—	3,750
Board of Directors in Total	385,848	(309,168)	109,548	—	561,348	—	22,916	(5,436)	578,828	—	28,750	(184,626)	—	422,952
Lars Aage Staal Wegner	844,416	—	7,668	—	852,084	—	64,167	—	916,251	—	—	(62,736)	(45,327)	808,188
Birgitte Rønø	—	—	—	—	—	29,376	45,000	—	74,376	—	25,000	—	—	99,376
Thomas Bogenrieder (former) (5)	49,572	(4,356)	—	(45,216)	4,356	—	—	—	4,356	—	—	—	—	4,356
Erik Heegaard	—	—	—	—	—	—	97,564	—	97,564	—	25,000	—	—	122,564
Glenn S. Vraniak (former) (6)	150,660	—	—	—	150,660	—	—	—	150,660	—	—	(112,995)	—	37,665
Andreas Holm Mattsson	—	—	—	—	—	—	—	—	—	—	35,000	—	—	35,000
Bo Karmark	—	—	—	—	—	—	—	—	—	45,000	16,667	—	—	61,667
Jesper Nyegaard Nissen	—	—	—	—	—	—	—	—	—	25,000	20,833	—	—	45,883
Niels Iversen Møller (8)	—	—	—	—	—	—	—	—	—	—	3,125	—	—	3,125
Per Norlén	—	—	—	—	—	—	—	—	—	50,000	3,125	—	—	53,125
Executive Management in total	1,044,648	(4,356)	—	(45,216)	1,007,100	29,376	206,731	—	1,243,207	120,000	128,750	(175,731)	(45,327)	1,270,899
(1)Former board member until June 30, 2020, 252 warrants were granted for services provided after retirement from the Board of Director position.
(2)As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(3)Former board member from June 30, 2020 to May 25, 2021.
(4)Former board member from June 30, 2020 to November 4, 2020.
(5)Part of Executive Management until March 31, 2020.
(6)Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
(7)Board member until May 25, 2021.
(8)Became a Board member in 2022.